Contingencies, Commitments and Responsibilities - Schedule of Performance Bond (Detail)	12 Months Ended
Dec. 31, 2020 HUF (Ft)
Itau Chile [member]
Disclosure of subsidiaries [line items]
From	Apr. 22, 2020
To	Apr. 22, 2021
Amount (UF)	Ft 16,000
Mapfre Compania De Seguros SA [member]
Disclosure of subsidiaries [line items]
From	Apr. 22, 2020
To	Apr. 22, 2022
Amount (UF)	Ft 4,000
Itau chile1 [member]
Disclosure of subsidiaries [line items]
From	Apr. 22, 2020
To	Jun. 22, 2021
Amount (UF)	Ft 10,000